Condensed financial information of the parent company (Details) - Schedule of parent company cash flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (151,167,868)	$ (23,167,846)	¥ 102,204,472	¥ 89,217,792
Stock compensation expense	191,418,458	29,336,612
Gain from short term investment	(12,284,332)	(1,882,685)
Equity income of subsidiaries and VIEs	(79,764,356)	(12,224,608)	(109,156,163)	(91,056,631)
Intercompany	(295,669,805)	(45,314,075)	(62,298,143)
Prepaid expenses	(1,680,156)	(257,499)
Net cash used in operating activities	(349,148,059)	(53,510,101)	(69,249,834)	(1,838,839)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	(173,557,366)	(26,599,238)
Redemptions of short term investments	151,096,293	23,156,875
Long term investment in subsidiaries	(202,168,656)	(30,984,177)
Net cash (used in) investing activities	(224,629,729)	(34,426,540)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series A convertible preferred shares				137,738,000
Proceeds from public offerings, net	572,812,469	87,788,697
Proceeds from related party loans				2,419,278
Net cash provided by financing activities	572,812,469	87,788,697		140,157,278
EFFECT OF EXCHANGE RATE ON CASH	(14,014,753)	(2,147,887)	1,448,063	(465,920)
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(14,980,072)	(2,295,831)	(67,801,772)	137,852,519
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	70,050,747	10,735,911	137,852,519
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	55,070,675	8,440,080	70,050,747	137,852,519
Cash and cash equivalents	41,981,726	6,434,080	70,050,747	137,852,519
Restricted cash	13,088,949	2,006,000
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	¥ 55,070,675	$ 8,440,080	¥ 70,050,747	¥ 137,852,519